Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	245 Summer Street Boston MA 02210 617 563 7000
May 1, 2015

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

Re:	Variable Insurance Products Fund III (the trust):
Balanced Portfolio Dynamic Capital Appreciation Portfolio Growth & Income Portfolio Growth Opportunities Portfolio Mid Cap Portfolio Value Strategies Portfolio (the funds)
File Nos. 033-54837 and 811-07205

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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Scott C. Goebel
Scott C. Goebel
Secretary of the Trust